Revenue - Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Change In Contract With Customer, Liability [Roll Forward]
Beginning Balance	$ 1,713	$ 2,375
Revenue recognized that was included in balance at beginning of the year	(541)	(1,380)
Deferred revenue, net, related to contracts entered into during the year	262	718
Endling Balance	$ 1,434	$ 1,713